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                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                               A PORTFOLIO OF THE
                            VAN KAMPEN EQUITY TRUST
                       SUPPLEMENT DATED DECEMBER 16, 1999
                     TO THE PROSPECTUS DATED JULY 29, 1999

     The section in the Prospectus entitled "PURCHASE OF SHARES -- GENERAL" is supplemented with the following:

     To facilitate the management of the Fund's portfolio, effective December 29, 1999, the Fund will suspend its continuous offering of the Fund's shares to new investors. Any investments received after close of business on December 29, 1999 will not be invested in the Fund and will be returned. However, persons in any of the following categories may continue to purchase shares: (i) existing shareholders of the Fund as of December 29, 1999; (ii) existing or future participants investing through retirement plans that owned shares of the Fund as of December 29, 1999; or (iii) existing or future participants investing through certain retirement and/or distribution programs as described in the Fund's Statement of Additional Information.

     As market conditions permit, the Fund may reopen sales of its shares to new investors. There is no guarantee that the Fund will reopen; and, any such offerings of the Fund's shares may be limited in amount and may commence and/or terminate without prior notice.
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                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                               A PORTFOLIO OF THE
                            VAN KAMPEN EQUITY TRUST
                       Supplement dated December 16, 1999
                To the Statement of Additional Information dated
                                 July 29, 1999

     The following new section is added to the Statement of Additional Information directly following the section entitled "SHAREHOLDER SERVICES":

PURCHASE OF SHARES

     To facilitate the management of the Fund's portfolio, effective December 29, 1999, the Fund will suspend its continuous offering of the Fund's shares to new investors. However, existing shareholders of the Fund as of December 29, 1999 may continue to purchase additional shares, as may existing or future participants investing through retirement plans that owned shares of the Fund as of December 29, 1999 or in retirement or distribution programs held or administered by entities that have selling agreements with the Distributor in effect or under negotiation as of December 29, 1999 or with the entities' affiliates. As market conditions permit, the Fund may reopen sales of its shares to new investors. There is no guarantee that the Fund will reopen; and, any such offerings of the Fund's shares may be limited in amount, and may commence and/or terminate in the Distributor's discretion and without prior notice.